NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Comprehensive Income/Loss (Policies)	11 Months Ended
Nov. 30, 2017
SDA Mill, Audited
Comprehensive Income/Loss

m)Comprehensive Income/Loss

ASC 220, Comprehensive Income, establishes standards for the reporting and display of comprehensive income/loss and its components in the financial statements. As at November 30, 2017 and December 31, 2016, the Company’s only component of comprehensive income was foreign currency translation adjustments.